INCOME TAXES - SCHEDULE OF INCOME TAX PROVISION (BENEFIT) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Current:
Federal					$ 2,780	$ (58)
State					3,801	(295)
Foreign					0	0
Total current tax expense (benefit)					6,581	(353)
Deferred:
Federal					0	0
State					0	0
Foreign					(200)	(665)
Total deferred tax expense (benefit)					(200)	(665)
Provision for income taxes	$ 37,507	$ 534	$ 49,286	$ 448	6,381	(1,018)
Income (loss) before income taxes	$ (464,158)	$ 58,118	$ (1,897,182)	$ 5,530	$ 13,830	$ (107,587)